Summary of Significant Accounting Policies - Schedule of Revenue by Nature from Continuing Operations (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Revenue from External Customer [Line Items]
Total revenue	$ 1,049,341	$ 768,361
Equipment and accessories [Member]
Revenue from External Customer [Line Items]
Total revenue	1,023,797	768,361
Craft beer and vending machine [Member]
Revenue from External Customer [Line Items]
Total revenue	$ 25,544